Faegre Drinker Biddle & Reath LLP

1500 K Street NW

Suite 1100

Washington, D.C. 20005

Telephone: (202) 842-8800

www.faegredrinker.com

September 26, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
File Nos.: 033-20827 and 811-05518

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is post-effective amendment No. 368 to the Company’s registration statement on Form N-1A under the 1933 Act (Amendment No. 373 under the 1940 Act) (the “Amendment”), for the purpose of introducing three new series – F/m Compoundr Ultrashort Treasury ETF, F/m Compoundr Intermediate Treasury ETF, and F/m Compoundr Long Treasury ETF.

Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective in 75 days. At or before that time, the Company will file another post-effective amendment to its registration statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information, and/or file updated exhibits to the Company’s registration statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (202) 230-5218 or gwendolyn.williamson@faegredrinker.com.

Respectfully,

/s/ Gwendolyn A. Williamson
Gwendolyn A. Williamson

Enclosures

cc:	Steven Plump, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.